Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	Alpha Architect ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001592900
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2022
Prospectus Date	rr_ProspectusDate	Jan. 31, 2022
Merlyn.AI SectorSurfer Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Merlyn.AI SectorSurfer Momentum ETF Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Merlyn.AI SectorSurfer Momentum ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the MAI SectorSurfer Momentum Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period ended September 30, 2021, the Fund’s portfolio turnover rate was 174% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	174.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example for one year reflects the fee waiver described above. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s Investment Strategy

The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Index. The Fund employs two different investment strategies depending on whether the Index anticipates a bull market or a bear market.

When a bull market is anticipated, the Fund’s portfolio will generally reflect a classic aggressive portfolio having approximately 70/30 domestic/international equity allocation weights. In that case, the Fund will generally invest in six ETFs that are considered geopolitical sector ETFs or economic sector ETFs.

●	Economic sector ETFs include ETFs that invest primarily in one of several economic sector categories, such as healthcare, energy, technology, and finance.

●	Geopolitical sector ETFs include ETFs that invest primarily in a particular world region, such as Europe, Latin America, and the Asia Pacific, or any of the many individual countries of the world.

Conversely, when a bear market is anticipated, the Fund will generally invest in at least four ETFs that typically have a more conservative risk profile compared to the bull market ETFs. However, except as noted below, even when a bear market is anticipated, the Fund may invest in ETFs that are considered high-risk or are subject to equity market volatility, such as junk bond funds and equity funds. When a bear market is anticipated, the Fund will invest primarily in ETFs that are considered medium- and long-term treasury funds, aggregate bond funds, long-term bond funds, corporate bond funds, high-yield bond funds, gold funds, and broad-based U.S. equity market funds. However, if the Index anticipates a bear market due to excess market volatility, the Index will be limited to medium- and long-term treasury ETFs.

The sector categories described above are viewed as general guidelines and the scope of each category is interpreted broadly. As a result, a single ETF may be included in more than one category. Also, in some instances, the Index may select a broad U.S. equity market ETF instead of an ETF from one of the categories described above.

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. Empowered Funds, LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

Up to 20% of the Fund’s assets may be held in cash and cash equivalents (including U.S. treasury bills), or in other ETFs not included in the Index but which the Adviser believes will help the Fund track the Index or as may be necessary for the Fund to comply with regulatory constraints (for example, potential limitations on investments in some underling ETFs).

The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Index

The Index seeks to determine whether U.S. equity markets appear to be in an advancing market (a “Bull” indicator) or appear to have an elevated risk of market decline (a “Bear” indicator). The Index uses a computer algorithm to make the assessment. The Index will remain in a Bull mode (or a Bear mode), as the case may be, until the algorithm determines to shift from Bull to Bear (or vice versa). Shifts generally occur at calendar month end, but may occur mid-month if the algorithm anticipates significant market shifts. The Index uses a form of artificial intelligence that seeks to evolve and improve the selection of ETFs over time.

A more detailed description of the Index’s methodology is provided below under the heading “Additional Information About the Indices.”

As of September 30, 2021, the Index, was weighted as follows: First Trust Consumer Discretionary AlphaDEX® Fund (35%), SPDR ® S&P ® RETAIL ETF (20%), iShares Global Tech ETF (15%), Invesco S&P 500 ® Equal Weight Consumer Discretionary ETF (15%), Vanguard Growth ETF (15%).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Risks”.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Global/Regions Risks. The Fund will be subject to country, global and regions risks. Those risks may be material and the risks differ for each of the various countries and regions. An overview of some of the country and global/regions risks is under the heading - Additional Information about the Fund’s Investment Objective and Strategies.

Foreign Investment Risk. Returns on investments in underlying ETFs that invest foreign securities could be more volatile than, or trail the returns on, ETFs that invest in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

The Fund will be subject to the foreign investment risks. Those risks may be material and the risks differ for each of the various countries and regions. An overview of some of the foreign investment risks is provided below under the heading - Additional Information about the Fund’s Investment Objective and Strategies.

Emerging Markets Risk. The Fund may invest in companies organized in developing and emerging market nations, which would typically include countries such as China, India, Taiwan, Thailand, Russia, Peru, Colombia and others. The Fund, however, defers to each underlying Fund’s definition of developing and emerging markets, and the underlying Funds definitions may differ from one another. Nonetheless, investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Factor and Style Investing Risks. The Fund will be subject to the factor and style investing risks. Factor and Style investing focuses on, among others, securities’ attributes such as momentum, value, quality, volatility, large-cap, mid-cap, and small-cap investments. Over time, the various factors and styles tend to move cyclically, where some factors/styles may advance and others lose value, and at other times some of the previously trailing factors advance while some of the previously advancing factors lose favor. The particular factor/style investing by way of which an underlying ETF may invest may become out of favor and certain factors and styles may lose value quickly which could negatively affect the value of the Fund. An overview of some of the factor and style risks is under the heading - Additional Information about the Fund’s Investment Objective and Strategies.

Sector Risks. The Fund will be subject to economic sector risks. To the extent the Fund invests more heavily in particular sectors of the economy (such as healthcare, materials, energy, financial services, insurance, etc.), its performance will be especially sensitive to developments that significantly affect those sectors. Those risks may be material and the risks differ for each of the various sectors. An overview of some of the sector risks is under the heading - Additional Information about the Fund’s Investment Objective and Strategies.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Bull Index Bond Risks. When the Bull/Bear Indicator reflects a “Bear” designation, the Fund will be subject to bond and fixed income risks.

Changes in interest rates generally will cause the value of fixed-income and bond instruments held by underlying ETFs to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. Underlying ETFs may invest in short-term securities that, when interest rates decline, affect the ETF’s yield as these securities mature or are sold and the ETF purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.

In addition, underlying ETFs may invest in various fixed income and floating rate securities (such as municipal securities and high-yield (junk) bond securities) that are subject to additional risks. Those risks may be material and the risks differ for each of the types of underlying investments. An overview of some of the fixed income and floating rate risks is under the heading - Additional Information about the Fund’s Investment Objective and Strategies.

Gold Risk. The Fund may, from time to time, invest in underlying ETFs that, in turn, invest primary in the gold industry. The prices of gold and gold operation companies are affected by the price of gold as well as other prevailing market conditions. These prices may be volatile, fluctuating substantially over short periods of time. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the price of gold may be adversely affected. A more complete description of some of the risks associated with investing in gold is under the heading - Additional Information about the Fund’s Investment Objective and Strategies.

Momentum Investing Risk. Investing in or having exposure to ETFs with positive momentum entails investing in ETFs that have had above-average returns. Returns on ETFs that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and ETFs that previously exhibited high momentum may not experience continued positive momentum.

Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, to the extent that one or more underlying ETF’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, or asset class.

High Portfolio Turnover Risk. The Fund’s investment strategy may from time to time result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

Fund of Funds Risk. Because it invests primarily in other funds, the Fund’s investment performance largely depends on the investment performance of the selected underlying exchange-traded funds (ETFs). An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Index. At times, certain of the segments of the market represented by constituent ETFs in the Index may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.”

Quantitative Security Selection Risk. Data for some ETFs and for some of the companies in which the underlying ETFs invest may be less available and/or less current than data for companies in other markets due to various causes, including without limitation, market disruptions, accounting practices, regulatory matters, acts of God, etc. The ETFs selected using a quantitative model could perform differently from the financial markets as a whole, as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an underlying ETF due to current or projected underperformance of the securities, industries or sector in which it invests, unless that ETF is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). Of course, unlike some index funds that do not change exposure to equities and bonds, the Fund’s investment strategy does change in response to the Index’s anticipation of a bull or bear market. Nonetheless, the Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the ETFs of the Index at all times or may hold ETFs not included in the Index.

ETF Risks.

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
●	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on CBOE BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.
●	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
●	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV.

Monthly Rebalance Risk. Because the Index generally changes its exposure based on data only as of the last business day of each month, (i) the Index’s exposure may be affected by significant market movements at or near month end that are not predictive of the market’s performance for the subsequent month and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect at or near the beginning of a month. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Rebalance Postponement & Ad Hoc Rebalance Risk. Unusual market conditions may cause the Index Provider to postpone a scheduled Index rebalance. A postponement could cause the performance and constituents of the Index, and therefore the Fund, to vary from those expected under normal conditions. Also, the Index Provider may rebalance the Index on an ad hoc basis. When the Index is rebalanced, the Fund will also rebalance its portfolio to attempt to maintain its tracking of the Index. Any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, additional ad hoc rebalances may increase the costs to and the tracking error risk of the Fund.

Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns for the Fund. The table shows how the Fund’s average annual returns for one-year, and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Performance information is also available on the Fund’s website at www.MerlynETFs.com or by calling the Fund at (215) 882-9983.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the annual returns for the Fund. The table shows how the Fund’s average annual returns for one-year, and since inception periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 882-9983
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.MerlynETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31, 2021
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 8.24% (quarter ended December 31, 2021) and the Fund’s lowest return for a calendar quarter was -3.25% (quarter ended September 30, 2021).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.25%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Fund’s primary benchmark is comprised of a blend of the Solactive GBS United States 1000 Index (65%), the Solactive GBS Developed Markets ex N.A. Large & Mid Cap NTR Index (10%), the Solactive GBS Emerging Markets Large & Mid Cap NTR Index (5%), and the Solactive U.S. Aggregate Bond Index (20%).

The Solactive GBS United States 1000 Index intends to track the performance of the large and mid-cap segment covering approximately the largest 85% of the free-float market capitalization in the United States. The Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR intends to track the performance of the large and mid-cap segment covering approximately the largest 85% of the free-float market capitalization in emerging markets. The Solactive GBS Developed Markets ex North America Large & Mid Cap USD Index tracks the performance of the large and mid-cap segment covering approximately the largest 85% of the free-float market capitalization in developed markets excluding North America. The Solactive U.S. Aggregate Bond Index is a total return index that aims to track the performance of the U.S. dollar-denominated bond market.

Merlyn.AI SectorSurfer Momentum ETF | 65% Solactive GBS United States 1000 NTR Index, 10% Solactive GBS Developed Markets ex N.A. Large & Mid Cap NTR Index (USD), 5% Solactive GBS Emerging Markets Large & Mid Cap NTR Index, and 20% Solactive US Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.02%
Since Inception	rr_AverageAnnualReturnSinceInception	17.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2020
Merlyn.AI SectorSurfer Momentum ETF | MAI SectorSurfer Momentum Index (reflects no deduction for fees or expenses1)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees or expenses
1 Year	rr_AverageAnnualReturnYear01	14.24%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	16.53%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2020
Merlyn.AI SectorSurfer Momentum ETF | Merlyn.AI SectorSurfer Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DUDE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.58%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	460
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	823
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,844
Annual Return 2021	rr_AnnualReturn2021	14.39%
1 Year	rr_AverageAnnualReturnYear01	14.39%
Since Inception	rr_AverageAnnualReturnSinceInception	16.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2020
Merlyn.AI SectorSurfer Momentum ETF | Merlyn.AI SectorSurfer Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.31%
Since Inception	rr_AverageAnnualReturnSinceInception	16.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2020
Merlyn.AI SectorSurfer Momentum ETF | Merlyn.AI SectorSurfer Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.58%
Since Inception	rr_AverageAnnualReturnSinceInception	12.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2020
Merlyn.AI Bull-Rider Bear-Fighter ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Merlyn.AI Bull-Rider Bear-Fighter ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Merlyn.AI Bull-Rider Bear-Fighter ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the MAI Bull-Rider Bear-Fighter Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2021, the Fund’s portfolio turnover rate was 398% of the average value of its portfolio.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s Investment Strategy

The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Index.

The Fund employs two different investment strategies depending on whether the Index anticipates a bull market or a bear market. In either case, the Fund will invest primarily in other exchange-traded funds (“ETFs”).

When a bull market is anticipated, the Fund’s portfolio will generally reflect a classic growth portfolio having approximately 80/20 stocks/bonds allocation weights. In addition, the Fund’s portfolio will generally have approximately 75/25 domestic/international equity allocation weights. In that case, the Fund will generally invest in six ETFs that are considered sector ETFs, factor ETFs, style ETFs, country ETFs, global/regions ETFs, and bond ETFs.

●	Sector ETFs are ETFs invest primarily in one of several economic sector sub-categories, such as healthcare, energy, technology, and finance.

●	Factor ETFs are ETFs that invest primarily based on one of several investment factor categories, such as value, growth, dividends, earnings, size, and momentum.

●	Style ETFS are ETFs that invest primarily based on one of several investment style sub-categories, such as large-cap, large-cap growth, large-cap value, mid-cap, mid-cap growth, mid-cap value, small-cap value, equal weight, growth, and value.

●	Country ETFs are ETFs that invest primarily in a single country, which can be any country in the World.

●	Global ETFs are ETFs that invest primarily in one of several broad geo-political region categories, such as global, Europe, Asia Pacific, North America, and emerging markets.

●	Bond ETFs are ETFs that primarily invest in of several bond sub-categories, such as mid-duration treasuries, aggregate bonds, corporate bonds, mortgage bonds, municipal bonds, and high-yield bonds.

Conversely, when a bear market is anticipated, the Fund will generally invest in four or more ETFs that typically have a more conservative risk profile compared to the bull market ETFs. However, except as noted below, even when a bear market is anticipated, the Fund may invest in ETFs that are considered high-risk or are subject to equity market volatility, such as junk bond funds and broad-based U.S. equity market funds. When a bear market is anticipated, the Fund will invest primarily in ETFs that are considered: medium- and long-term treasury funds, aggregate bond funds, long-term bond funds, corporate bond funds, high-yield bond funds, gold funds, and broad-based U.S. equity market funds. However, if the Index anticipates a bear market due to excess market volatility, the Index will be limited to medium- and long-term treasury ETFs.

The categories described above are viewed as general guidelines and the scope of each category is interpreted broadly. As a result, a single ETF may be included in more than one category. Also, in some instances, the Index may select a broad U.S. equity market ETF instead of an ETF from one of the categories described above.

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. Empowered Funds, LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

Up to 20% of the Fund’s assets may be held in cash and cash equivalents (including U.S. treasury bills), or in other ETFs not included in the Index but which the Adviser believes will help the Fund track the Index or as may be necessary for the Fund to comply with regulatory constraints (for example, potential limitations on investments in some underling ETFs).

The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Index

The Index seeks to determine whether U.S. equity markets appear to be in an advancing market (a “Bull” indicator) or appear to have an elevated risk of market decline (a “Bear” indicator). The Index uses a computer algorithm to make the assessment. The Index will remain in a Bull mode (or a Bear mode), as the case may be, until the algorithm determines to shift from Bull to Bear (or vice versa). Shifts generally occur at calendar month end, but may occur mid-month if the algorithm anticipates significant market shifts. The Index uses a form of artificial intelligence that seeks to evolve and improve the selection of ETFs over time.

A more detailed description of the Index’s methodology is provided below under the heading “Additional Information About the Indices.”

As of September 30, 2021, the Index was weighted as follows: SPDR® S&P® Retail ETF (20%), First Trust Consumer Discretionary AlphaDEX® Fund (15%), iShares Russell Top 200 Growth ETF (15%), SPDR® Bloomberg Barclays High Yield Bond ETF (10%), Vanguard Mega Cap Growth ETF (10%), Invesco S&P 500® Pure Growth ETF (10%), Schwab US Large-Cap Growth ETF (10%), VanEck Fallen Angel High Yield Bond ETF (10%).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Risks”.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Global/Regions Risks. The Fund will be subject to country, global and regions risks. Those risks may be material and the risks differ for each of the various countries and regions. An overview of some of the country and global/regions risks is under the heading - Additional Information about the Fund’s Investment Objective and Strategies.

Foreign Investment Risk. Returns on investments in underlying ETFs that invest foreign securities could be more volatile than, or trail the returns on, ETFs that invest in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

The Fund will be subject to the foreign investment risks. Those risks may be material and the risks differ for each of the various countries and regions. An overview of some of the foreign investment risks is provided below under the heading - Additional Information about the Fund’s Investment Objective and Strategies.

Emerging Markets Risk. The Fund may invest in companies organized in developing and emerging market nations, which would typically include countries such as China, India, Taiwan, Thailand, Russia, Peru, Colombia and others. The Fund, however, defers to each underlying Fund’s definition of developing and emerging markets, and the underlying Funds definitions may differ from one another. Nonetheless, investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Factor and Style Investing Risks. The Fund will be subject to the factor and style investing risks. Factor and Style investing focuses on, among others, securities’ attributes such as momentum, value, quality, volatility, large-cap, mid-cap, and small-cap investments. Over time, the various factors and styles tend to move cyclically, where some factors/styles may advance and others lose value, and at other times some of the previously trailing factors advance while some of the previously advancing factors lose favor. The particular factor/style investing by way of which an underlying ETF may invest may become out of favor and certain factors and styles may lose value quickly which could negatively affect the value of the Fund. An overview of some of the factor and style risks is under the heading - Additional Information about the Fund’s Investment Objective and Strategies.

Sector Risks. The Fund will be subject to economic sector risks. Those risks may be material and the risks differ for each of the various sectors. An overview of some of the sector risks is under the heading - Additional Information about the Fund’s Investment Objective and Strategies.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Bond Risks & Bull Index Bond Risks. When the Bull/Bear Indicator reflects a “Bull” designation, the Fund will be subject to bond and fixed income risks. Likewise, when the Bull/Bear Indicator reflects a “Bear” designation, those risks will be heightened, as a higher percentage or all of the then-selected ETFs will be bond and fixed income ETFs.

Changes in interest rates generally will cause the value of fixed-income and bond instruments held by underlying ETFs to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. Underlying ETFs may invest in short-term securities that, when interest rates decline, affect the ETF’s yield as these securities mature or are sold and the ETF purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.

In addition, underlying ETFs may invest in various fixed income and floating rate securities (such as municipal securities and high-yield (junk) bond securities) that are subject to additional risks. Those risks may be material and the risks differ for each of the types of underlying investments. An overview of some of the fixed income and floating rate risks is under the heading - Additional Information about the Fund’s Investment Objective and Strategies.

Gold Risk. The Fund may, from time to time, invest in underlying ETFs that, in turn, invest primary in the gold industry. The prices of gold and gold operation companies are affected by the price of gold as well as other prevailing market conditions. These prices may be volatile, fluctuating substantially over short periods of time. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the price of gold may be adversely affected. A more complete description of some of the risks associated with investing in gold is under the heading - Additional Information about the Fund’s Investment Objective and Strategies.

Momentum Investing Risk. Investing in or having exposure to ETFs with positive momentum entails investing in ETFs that have had above-average recent returns. Returns on ETFs that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and ETFs that previously exhibited high momentum may not experience continued positive momentum.

Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, to the extent that one or more underlying ETF’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, or asset class.

High Portfolio Turnover Risk. The Fund’s investment strategy may from time to time result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

Fund of Funds Risk. Because it invests primarily in other funds, the Fund’s investment performance largely depends on the investment performance of the selected underlying exchange-traded funds (ETFs). An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Index. At times, certain of the segments of the market represented by constituent ETFs in the Index may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.”

Quantitative Security Selection Risk. Data for some ETFs and for some of the companies in which the underlying ETFs invest may be less available and/or less current than data for companies in other markets due to various causes, including without limitation, market disruptions, accounting practices, regulatory matters, acts of God, etc. The ETFs selected using a quantitative model could perform differently from the financial markets as a whole, as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an underlying ETF due to current or projected underperformance of the securities, industries or sector in which it invests, unless that ETF is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). Of course, unlike some index funds that do not change exposure to equities and bonds, the Fund’s investment strategy does change in response to the Index’s anticipation of a bull or bear market. Nonetheless, the Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the ETFs of the Index at all times or may hold ETFs not included in the Index.

ETF Risks.

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market (“Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.

●	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

●	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV.

Monthly Rebalance Risk. Because the Index generally changes its exposure based on data only as of the last business day of each month, (i) the Index’s exposure may be affected by significant market movements at or near month end that are not predictive of the market’s performance for the subsequent month and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect at or near the beginning of a month. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Rebalance Postponement & Ad Hoc Rebalance Risk. Unusual market conditions may cause the Index Provider to postpone a scheduled Index rebalance. A postponement could cause the performance and constituents of the Index, and therefore the Fund, to vary from those expected under normal conditions. Also, the Index Provider may rebalance the Index on an ad hoc basis. When the Index is rebalanced, the Fund will also rebalance its portfolio to attempt to maintain its tracking of the Index. Any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, additional ad hoc rebalances may increase the costs to and the tracking error risk of the Fund.

Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns for the Fund. The table shows how the Fund’s average annual returns for one-year, and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during some of the periods. The returns would be lower without the expense caps. Performance information is also available on the Fund’s website at www.MerlynETFs.com or by calling the Fund at (215) 882-9983.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the annual returns for the Fund. The table shows how the Fund’s average annual returns for one-year, and since inception periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 882-9983
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.MerlynETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31, 2021
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 28.40% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -17.28% (quarter ended March 31, 2020).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.28%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Fund’s primary benchmark is comprised of a blend of the Solactive GBS United States 1000 Index (80%) and the Solactive U.S. Aggregate Bond Index (20%). The Solactive GBS United States 1000 Index intends to track the performance of the large and mid-cap segment covering approximately the largest 85% of the free-float market capitalization in the United States. The Solactive U.S. Aggregate Bond Index is a total return index that aims to track the performance of the U.S. dollar-denominated bond market.

Merlyn.AI Bull-Rider Bear-Fighter ETF | 65% Solactive GBS United States 1000 NTR Index, 10% Solactive GBS Developed Markets ex N.A. Large & Mid Cap NTR Index (USD), 5% Solactive GBS Emerging Markets Large & Mid Cap NTR Index, and 20% Solactive US Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees or expenses
1 Year	rr_AverageAnnualReturnYear01	19.92%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	20.95%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 16, 2019
Merlyn.AI Bull-Rider Bear-Fighter ETF | MAI SectorSurfer Momentum Index (reflects no deduction for fees or expenses1)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees or expenses
1 Year	rr_AverageAnnualReturnYear01	12.04%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	21.14%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 16, 2019
Merlyn.AI Bull-Rider Bear-Fighter ETF | Merlyn.AI Bull-Rider Bear-Fighter ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WIZ
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.29%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	398.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,556
Annual Return 2020	rr_AnnualReturn2020	25.27%
Annual Return 2021	rr_AnnualReturn2021	11.04%
1 Year	rr_AverageAnnualReturnYear01	11.04%
Since Inception	rr_AverageAnnualReturnSinceInception	20.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 16, 2019
Merlyn.AI Bull-Rider Bear-Fighter ETF | Merlyn.AI Bull-Rider Bear-Fighter ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.88%
Since Inception	rr_AverageAnnualReturnSinceInception	19.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 16, 2019
Merlyn.AI Bull-Rider Bear-Fighter ETF | Merlyn.AI Bull-Rider Bear-Fighter ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.59%
Since Inception	rr_AverageAnnualReturnSinceInception	15.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 16, 2019
Merlyn.AI Best-of-Breed Core Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Merlyn.AI Best-of-Breed Core Momentum ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Merlyn.AI Best-of-Breed Core Momentum ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the MAI Best-of-Breed Core Momentum Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period ended September 30, 2021, the Fund’s portfolio turnover rate was 193% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	193.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example for one year reflects the fee waiver described above. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s Investment Strategy

The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Index.

The Fund employs two different investment strategies depending on whether the Index anticipates a bull market or a bear market. In either case, the Fund will invest primarily in “giga-cap” exchange-traded funds (“ETFs”) that have at least $10 Billion of assets under management as of the time of the Fund’s investment.

When a bull market is anticipated, the Fund’s portfolio will generally reflect a classic aggressive portfolio having approximately 70/30 domestic/international equity allocation weights. In that case, the Fund will generally invest in three ETFs that are considered sector ETFs, factor ETFs, or global ETFs.

●	Sector ETFs are ETFs that invest primarily in one of several economic sector categories, such as healthcare, energy, technology, and finance.

●	Factor ETFs are ETFs that invest primarily based on one of several investment factor categories, such as value, growth, dividends, earnings, size, and momentum.

●	Global ETFs are ETFs that invest primarily in one of several broad geo-political region categories, such as global, Europe, Asia Pacific, North America, and emerging markets.

Conversely, when a bear market is anticipated, the Fund will generally invest in three ETFs that typically have a more conservative risk profile compared to the bull market ETFs. However, except as noted below, even when a bear market is anticipated, the Fund may invest in ETFs that are considered high-risk or are subject to equity market volatility, such as junk bond funds, equity funds, and broad-based U.S. equity market funds. When a bear market is anticipated, the Fund will invest primarily in ETFs that are considered: medium- and long-term treasury funds, aggregate bond funds, long-term bond funds, corporate bond funds, high-yield bond funds, gold funds, and broad-based U.S. equity market funds. However, if the Index anticipates a bear market due to excess market volatility, the Index will be limited to medium- and long-term treasury ETFs.

The categories described above are viewed as general guidelines and the scope of each category is interpreted broadly. As a result, a single ETF may be included in more than one category. Also, in some instances, the Index may select a broad U.S. equity market ETF instead of an ETF from one of the categories described above.

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. Empowered Funds, LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

Up to 20% of the Fund’s assets may be held in cash and cash equivalents (including U.S. treasury bills), or in other ETFs not included in the Index but which the Adviser believes will help the Fund track the Index or as may be necessary for the Fund to comply with regulatory constraints (for example, potential limitations on investments in some underling ETFs).

The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Index

The Index seeks to determine whether U.S. equity markets appear to be in an advancing market (a “Bull” indicator) or appear to have an elevated risk of market decline (a “Bear” indicator). The Index uses a computer algorithm to make the assessment. The Index will remain in a Bull mode (or a Bear mode), as the case may be, until the algorithm determines to shift from Bull to Bear (or vice versa). Shifts generally occur at calendar month end, but may occur mid-month if the algorithm anticipates significant market shifts. The Index uses a form of artificial intelligence that seeks to evolve and improve the selection of ETFs over time.

A more detailed description of the Index’s methodology is provided below under the heading “Additional Information About the Indices.”

As of September 30, 2021, the Index was weighted as follows: Schwab US Large-Cap Growth ETF (35%), Vanguard Information Technology ETF (35%), Vanguard Growth ETF (30%).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Risks”.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Global/Regions Risks. The Fund will be subject to country, global and regions risks. Those risks may be material and the risks differ for each of the various countries and regions. An overview of some of the country and global/regions risks is under the heading - Additional Information about the Fund’s Investment Objective and Strategies.

Foreign Investment Risk. Returns on investments in underlying ETFs that invest foreign securities could be more volatile than, or trail the returns on, ETFs that invest in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

The Fund will be subject to the foreign investment risks. Those risks may be material and the risks differ for each of the various countries and regions. An overview of some of the foreign investment risks is provided below under the heading - Additional Information about the Fund’s Investment Objective and Strategies.

Emerging Markets Risk. The Fund may invest in companies organized in developing and emerging market nations, which would typically include countries such as China, India, Taiwan, Thailand, Russia, Peru, Colombia and others. The Fund, however, defers to each underlying Fund’s definition of developing and emerging markets, and the underlying Funds definitions may differ from one another. Nonetheless, investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Factor and Style Investing Risks. The Fund will be subject to the factor and style investing risks. Factor and Style investing focuses on, among others, securities’ attributes such as momentum, value, quality, volatility, large-cap, mid-cap, and small-cap investments. Over time, the various factors and styles tend to move cyclically, where some factors/styles may advance and others lose value, and at other times some of the previously trailing factors advance while some of the previously advancing factors lose favor. The particular factor/style investing by way of which an underlying ETF may invest may become out of favor and certain factors and styles may lose value quickly which could negatively affect the value of the Fund. An overview of some of the factor and style risks is under the heading - Additional Information about the Fund’s Investment Objective and Strategies.

Sector Risks. The Fund will be subject to economic sector risks. To the extent the Fund invests more heavily in particular sectors of the economy (such as healthcare, materials, energy, financial services, insurance, etc.), its performance will be especially sensitive to developments that significantly affect those sectors. Those risks may be material and the risks differ for each of the various sectors. An overview of some of the sector risks is under the heading - Additional Information about the Fund’s Investment Objective and Strategies.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Bull Index Bond Risks. When the Bull/Bear Indicator reflects a “Bear” designation, the Fund will be subject to bond and fixed income risks.

Changes in interest rates generally will cause the value of fixed-income and bond instruments held by underlying ETFs to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. Underlying ETFs may invest in short-term securities that, when interest rates decline, affect the ETF’s yield as these securities mature or are sold and the ETF purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.

In addition, underlying ETFs may invest in various fixed income and floating rate securities (such as municipal securities and high-yield (junk) bond securities) that are subject to additional risks. Those risks may be material and the risks differ for each of the types of underlying investments. An overview of some of the fixed income and floating rate risks is under the heading - Additional Information about the Fund’s Investment Objective and Strategies.

Gold Risk. The Fund may, from time to time, invest in underlying ETFs that, in turn, invest primary in the gold industry. The prices of gold and gold operation companies are affected by the price of gold as well as other prevailing market conditions. These prices may be volatile, fluctuating substantially over short periods of time. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the price of gold may be adversely affected. A more complete description of some of the risks associated with investing in gold is under the heading - Additional Information about the Fund’s Investment Objective and Strategies.

Momentum Investing Risk. Investing in or having exposure to ETFs with positive momentum entails investing in ETFs that have had above-average recent returns. Returns on ETFs that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and ETFs that previously exhibited high momentum may not experience continued positive momentum.

Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, to the extent that one or more underlying ETF’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, or asset class.

High Portfolio Turnover Risk. The Fund’s investment strategy may from time to time result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

Fund of Funds Risk. Because it invests primarily in other funds, the Fund’s investment performance largely depends on the investment performance of the selected underlying exchange-traded funds (ETFs). An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Index. At times, certain of the segments of the market represented by constituent ETFs in the Index may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.”

Quantitative Security Selection Risk. Data for some ETFs and for some of the companies in which the underlying ETFs invest may be less available and/or less current than data for companies in other markets due to various causes, including without limitation, market disruptions, accounting practices, regulatory matters, acts of God, etc. The ETFs selected using a quantitative model could perform differently from the financial markets as a whole, as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an underlying ETF due to current or projected underperformance of the securities, industries or sector in which it invests, unless that ETF is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). Of course, unlike some index funds that do not change exposure to equities and bonds, the Fund’s investment strategy does change in response to the Index’s anticipation of a bull or bear market. Nonetheless, the Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the ETFs of the Index at all times or may hold ETFs not included in the Index.

ETF Risks.

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on CBOE BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.

●	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

●	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV.

Monthly Rebalance Risk. Because the Index generally changes its exposure based on data only as of the last business day of each month, (i) the Index’s exposure may be affected by significant market movements at or near month end that are not predictive of the market’s performance for the subsequent month and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect at or near the beginning of a month. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Rebalance Postponement & Ad Hoc Rebalance Risk. Unusual market conditions may cause the Index Provider to postpone a scheduled Index rebalance. A postponement could cause the performance and constituents of the Index, and therefore the Fund, to vary from those expected under normal conditions. Also, the Index Provider may rebalance the Index on an ad hoc basis. When the Index is rebalanced, the Fund will also rebalance its portfolio to attempt to maintain its tracking of the Index. Any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, additional ad hoc rebalances may increase the costs to and the tracking error risk of the Fund.

Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not provided below because the Fund has not yet been in operation for a full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Performance information is available on the Fund’s website at www.MerlynETFs.com/snug or by calling the Fund at (215) 882-9983.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 882-9983
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.MerlynETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Merlyn.AI Best-of-Breed Core Momentum ETF | Merlyn.AI Best-of-Breed Core Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BOB
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	516
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,157
Merlyn.AI Tactical Growth and Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Merlyn.AI Tactical Growth and Income ETF Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Merlyn.AI Tactical Growth and Income ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the MAI Tactical Growth and Income Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the Fund’s fiscal year ended September 30, 2021, the Fund’s portfolio turnover rate was 323% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	323.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s Investment Strategy

The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Index.

The Fund employs two different investment strategies depending on whether the Index anticipates a bull market or a bear market. In either case, the Fund will invest primarily in other exchange-traded funds (“ETFs”).

When a bull market is anticipated, the Fund’s portfolio will generally reflect a classic conservative portfolio having approximately 30/70 stocks/bonds allocation weights. In addition, the Fund’s portfolio will generally have approximately 90/10 domestic/international equity allocation weights. In that case, the Fund will generally invest in eight ETFs that are considered sector ETFs, country ETFs, global/regions ETFs, dividend ETFs, and bond ETFs.

●	Sector ETFs are ETFs invest primarily in one of several economic sector sub-categories, such as healthcare, energy, technology, and finance.

●	Country ETFs are ETFs that invest primarily in a single country, which can be any country in the World.

●	Global/Regions ETFs are ETFs that invest primarily in one of several broad geo-political region categories, such as global, Europe, Asia Pacific, North America, and emerging markets.

●	Dividend ETFs are ETFs that invest primarily based on whether particular securities are anticipated to continue to generate dividends.

●	Bond ETFs are ETFs that primarily invest in of several bond sub-categories, such as mid-duration treasuries, aggregate bonds, corporate bonds, mortgage bonds, municipal bonds, and high-yield bonds.

Conversely, when a bear market is anticipated, the Fund will generally invest in four or more ETFs that typically have a more conservative risk profile compared to the bull market ETFs. However, except as noted below, even when a bear market is anticipated, the Fund may invest in ETFs that are considered high-risk or are subject to equity market volatility, such as junk bond funds and broad-based U.S. equity market funds. When a bear market is anticipated, the Fund will invest primarily in ETFs that are considered: medium- and long-term treasury funds, aggregate bond funds, long-term bond funds, corporate bond funds, high-yield bond funds, gold funds, and broad-based U.S. equity market funds. However, if the Index anticipates a bear market due to excess market volatility, the Index will be limited to medium- and long-term treasury ETFs.

The categories described above are viewed as general guidelines and the scope of each category is interpreted broadly. As a result, a single ETF may be included in more than one category. Also, in some instances, the Index may select a broad U.S. equity market ETF instead of an ETF from one of the categories described above.

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. Empowered Funds, LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

Up to 20% of the Fund’s assets may be held in cash and cash equivalents (including U.S. treasury bills), or in other ETFs not included in the Index but which the Adviser believes will help the Fund track the Index or as may be necessary for the Fund to comply with regulatory constraints (for example, potential limitations on investments in some underling ETFs).

The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Index

The Index seeks to determine whether U.S. equity markets appear to be in an advancing market (a “Bull” indicator) or appear to have an elevated risk of market decline (a “Bear” indicator). The Index uses a computer algorithm to make the assessment. The Index will remain in a Bull mode (or a Bear mode), as the case may be, until the algorithm determines to shift from Bull to Bear (or vice versa). Shifts generally occur at calendar month end, but may occur mid-month if the algorithm anticipates significant market shifts. The Index uses a form of artificial intelligence that seeks to evolve and improve the selection of ETFs over time.

A more detailed description of the Index’s methodology is provided below under the heading “Additional Information About the Indices.”

As of September 30, 2021, the Index was weighted as follows: VanEck Fallen Angel High Yield Bond ETF (20%), SPDR® Bloomberg Barclays High Yield Bond ETF (20%), iShares 0-5 Year High Yield Corporate Bond ETF (15%), iShares Broad USD High Yield Corporate Bond ETF (15%), iShares US Technology ETF (14%),Vanguard Mega Cap Growth ETF (5%), First Trust Rising Dividend Achievers ETF (5%), Schwab US Large-Cap Growth ETF (5%).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Risks”.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Bond Risks & Bull Index Bond Risks. When the Bull/Bear Indicator reflects a “Bull” designation, the Fund will be subject to bond and fixed income risks. Likewise, when the Bull/Bear Indicator reflects a “Bear” designation, those risks will be heightened, as a higher percentage or all of the then-selected ETFs will be bond and fixed income ETFs.

Changes in interest rates generally will cause the value of fixed-income and bond instruments held by underlying ETFs to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. Underlying ETFs may invest in short-term securities that, when interest rates decline, affect the ETF’s yield as these securities mature or are sold and the ETF purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.

In addition, underlying ETFs may invest in various fixed income and floating rate securities (such as municipal securities and high-yield (junk) bond securities) that are subject to additional risks. Those risks may be material and the risks differ for each of the types of underlying investments. An overview of some of the fixed income and floating rate risks is under the heading - Additional Information about the Fund’s Investment Objective and Strategies.

Global/Regions Risks. The Fund will be subject to country, global and regions risks. Those risks may be material and the risks differ for each of the various countries and regions. An overview of some of the country and global/regions risks is under the heading - Additional Information about the Fund’s Investment Objective and Strategies.

Foreign Investment Risk. Returns on investments in underlying ETFs that invest foreign securities could be more volatile than, or trail the returns on, ETFs that invest in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

The Fund will be subject to the foreign investment risks. Those risks may be material and the risks differ for each of the various countries and regions. An overview of some of the foreign investment risks is provided below under the heading - Additional Information about the Fund’s Investment Objective and Strategies.

Emerging Markets Risk. The Fund may invest in companies organized in developing and emerging market nations, which would typically include countries such as China, India, Taiwan, Thailand, Russia, Peru, Colombia and others. The Fund, however, defers to each underlying Fund’s definition of developing and emerging markets, and the underlying Funds definitions may differ from one another. Nonetheless, investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Sector Risks. The Fund will be subject to economic sector risks. Those risks may be material and the risks differ for each of the various sectors. An overview of some of the sector risks is under the heading - Additional Information about the Fund’s Investment Objective and Strategies.

Dividend Investing Risks. The Fund will be subject to the risk that issuers that have historically paid regular dividends or distributions to shareholders may not continue to do so in the future. An issuer may reduce or eliminate future dividends or distributions at any time and for any reason. If the dividends or distributions received by an underlying ETF decreases, that ETF may have less income to distribute to the Fund.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Momentum Investing Risk. Investing in or having exposure to ETFs with positive momentum entails investing in ETFs that have had above-average recent returns. Returns on ETFs that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and ETFs that previously exhibited high momentum may not experience continued positive momentum.

Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, to the extent that one or more underlying ETF’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, or asset class.

High Portfolio Turnover Risk. The Fund’s investment strategy may from time to time result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

Fund of Funds Risk. Because it invests primarily in other funds, the Fund’s investment performance largely depends on the investment performance of the selected underlying exchange-traded funds (ETFs). An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Index. At times, certain of the segments of the market represented by constituent ETFs in the Index may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.”

Quantitative Security Selection Risk. Data for some ETFs and for some of the companies in which the underlying ETFs invest may be less available and/or less current than data for companies in other markets due to various causes, including without limitation, market disruptions, accounting practices, regulatory matters, acts of God, etc. The ETFs selected using a quantitative model could perform differently from the financial markets as a whole, as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an underlying ETF due to current or projected underperformance of the securities, industries or sector in which it invests, unless that ETF is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). Of course, unlike some index funds that do not change exposure to equities and bonds, the Fund’s investment strategy does change in response to the Index’s anticipation of a bull or bear market. Nonetheless, the Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the ETFs of the Index at all times or may hold ETFs not included in the Index.

ETF Risks.

●	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market (“Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.

●	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

●	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV.

Monthly Rebalance Risk. Because the Index generally changes its exposure based on data only as of the last business day of each month, (i) the Index’s exposure may be affected by significant market movements at or near month end that are not predictive of the market’s performance for the subsequent month and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect at or near the beginning of a month. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Rebalance Postponement & Ad Hoc Rebalance Risk. Unusual market conditions may cause the Index Provider to postpone a scheduled Index rebalance. A postponement could cause the performance and constituents of the Index, and therefore the Fund, to vary from those expected under normal conditions. Also, the Index Provider may rebalance the Index on an ad hoc basis. When the Index is rebalanced, the Fund will also rebalance its portfolio to attempt to maintain its tracking of the Index. Any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, additional ad hoc rebalances may increase the costs to and the tracking error risk of the Fund.

Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns for the Fund. The table shows how the Fund’s average annual returns for one-year, and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during some of the periods. The returns would be lower without the expense caps. Performance information is also available on the Fund’s website at www.MerlynETFs.com or by calling the Fund at (215) 882-9983.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the annual returns for the Fund. The table shows how the Fund’s average annual returns for one-year, and since inception periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 882-9983
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.MerlynETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31, 2021
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 4.22% (quarter ended June 30, 2021) and the Fund’s lowest return for a calendar quarter was -0.90% (quarter ended September 30, 2021).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.90%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Fund’s primary benchmark is comprised of a blend of the Solactive GBS United States 1000 Index (30%) and the Solactive U.S. Aggregate Bond Index (70%). The Solactive GBS United States 1000 Index intends to track the performance of the large and mid-cap segment covering approximately the largest 85% of the free-float market capitalization in the United States. The Solactive U.S. Aggregate Bond Index is a total return index that aims to track the performance of the U.S. dollar-denominated bond market.

Merlyn.AI Tactical Growth and Income ETF | 65% Solactive GBS United States 1000 NTR Index, 10% Solactive GBS Developed Markets ex N.A. Large & Mid Cap NTR Index (USD), 5% Solactive GBS Emerging Markets Large & Mid Cap NTR Index, and 20% Solactive US Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees or expenses
1 Year	rr_AverageAnnualReturnYear01	6.37%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	9.03%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2020
Merlyn.AI Tactical Growth and Income ETF | MAI SectorSurfer Momentum Index (reflects no deduction for fees or expenses1)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees or expenses
1 Year	rr_AverageAnnualReturnYear01	4.00%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	8.34%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2020
Merlyn.AI Tactical Growth and Income ETF | Merlyn.AI Tactical Growth and Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SNUG
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[9]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,294
Annual Return 2021	rr_AnnualReturn2021	4.11%
1 Year	rr_AverageAnnualReturnYear01	4.11%
Since Inception	rr_AverageAnnualReturnSinceInception	8.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2020
Merlyn.AI Tactical Growth and Income ETF | Merlyn.AI Tactical Growth and Income ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.07%
Since Inception	rr_AverageAnnualReturnSinceInception	7.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2020
Merlyn.AI Tactical Growth and Income ETF | Merlyn.AI Tactical Growth and Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.45%
Since Inception	rr_AverageAnnualReturnSinceInception	6.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2020

[1]	Index assumes withholding of taxes on dividends.
[2]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.
[3]	The Fund’s investment adviser has contractually agreed to waive 40 basis points (0.40%) of its management fee. The waiver will remain in effect until at least January 30, 2023. This waiver agreement may be terminated early only by, or with the consent of, the Fund’s Board of Trustees.
[4]	Index assumes withholding of taxes on dividends.
[5]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.
[6]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.
[7]	The Fund’s investment adviser has contractually agreed to waive up to 35 basis points (0.35%) of its management fee to offset all or a portion of acquired fund fees and expenses. The waiver will remain in effect until at least January 30, 2023. This waiver agreement may be terminated early only by, or with the consent of, the Fund’s Board of Trustees.
[8]	Index assumes withholding of taxes on dividends.
[9]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.